Composition of the Company's Loan Portfolio (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	$ 122,495	[1]	$ 115,975	[1]
Loans Held for Sale	2,353	[2]	3,501	[2]
Commercial and Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	49,538		44,753
Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	5,094		6,167
Commercial Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	1,240		2,568
Residential Nonguaranteed
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	23,243	[3]	23,959	[3]
Home Equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	15,765		16,751
Residential Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	980		1,291
Consumer Other Direct
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	1,610	[4]	1,309	[4]
Consumer Indirect
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	10,165		9,499
Consumer Credit Card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	540		485
Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	55,872		53,488
Commercial Portfolio Segment | Commercial and Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	49,538		44,753
Commercial Portfolio Segment | Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	5,094		6,167
Commercial Portfolio Segment | Commercial Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	1,240		2,568
Residential Mortgage Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	46,660		46,521
Residential Mortgage Loans | Residential Guaranteed
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	6,672		4,520
Residential Mortgage Loans | Residential Nonguaranteed
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	23,243	[5]	23,959	[6]
Residential Mortgage Loans | Home Equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	15,765		16,751
Residential Mortgage Loans | Residential Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	980		1,291
Consumer Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	19,963		15,966
Consumer Portfolio Segment | Guaranteed Student Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	7,199		4,260
Consumer Portfolio Segment | Consumer Other Direct
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	2,059		1,722
Consumer Portfolio Segment | Consumer Indirect
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	10,165		9,499
Consumer Portfolio Segment | Consumer Credit Card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	540		485
Loans Held-for-Investment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	122,495		115,975
Loans Held-for-Investment | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	55,872		53,488
Loans Held-for-Investment | Commercial Portfolio Segment | Commercial and Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	49,538		44,753
Loans Held-for-Investment | Commercial Portfolio Segment | Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	5,094		6,167
Loans Held-for-Investment | Commercial Portfolio Segment | Commercial Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	1,240		2,568
Loans Held-for-Investment | Residential Mortgage Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	46,660		46,521
Loans Held-for-Investment | Residential Mortgage Loans | Residential Guaranteed
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	6,672		4,520
Loans Held-for-Investment | Residential Mortgage Loans | Residential Nonguaranteed
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	23,243	[7]	23,959	[7]
Loans Held-for-Investment | Residential Mortgage Loans | Home Equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	15,765		16,751
Loans Held-for-Investment | Residential Mortgage Loans | Residential Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	980		1,291
Loans Held-for-Investment | Consumer Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	19,963		15,966
Loans Held-for-Investment | Consumer Portfolio Segment | Guaranteed Student Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	7,199		4,260
Loans Held-for-Investment | Consumer Portfolio Segment | Consumer Other Direct
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	2,059		1,722
Loans Held-for-Investment | Consumer Portfolio Segment | Consumer Indirect
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	10,165		9,499
Loans Held-for-Investment | Consumer Portfolio Segment | Consumer Credit Card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	540		485
Loans Held-for-Sale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Held for Sale	$ 2,353		$ 3,501

[1]	Includes loans of consolidated VIEs $3,322 $2,869
[2]	Includes loans held for sale, at fair value, of consolidated VIEs $315 $316
[3]	Excludes $6.7 billion and $4.5 billion at December 31, 2011 and 2010, respectively, of guaranteed residential loans. At both December 31, 2011 and 2010, the majority of these loans had FICO scores of 700 and above.
[4]	Excludes $449 million and $413 million as of December 31, 2011 and 2010, respectively, of private-label student loans with third party insurance. At December 31, 2011 and 2010, the majority of these loans had FICO scores of 700 and above.
[5]	Includes $431 million of loans carried at fair value.
[6]	Includes $488 million of loans carried at fair value.
[7]	Includes $431 million and $488 million of loans carried at fair value at December 31, 2011 and 2010, respectively.